                                                      Registration No. 2-65245
                                                             File No. 811-5051

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 32                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 34                                                           [X]

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                        CENTENNIAL MONEY MARKET TRUST
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              (Exact Name of Registrant as Specified in Charter)

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               6803 South Tucson Way, Englewood, Colorado 80112
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             (Address of Principal Executive Offices) (Zip Code)

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                                1-800-525-9310
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             (Registrant's Telephone Number, including Area Code)

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                           Andrew J. Donohue, Esq.
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                            OppenheimerFunds, Inc.
            Two World Trade Center, New York, New York 10048-0203
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[   ] On _______________ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[X]   On October 26, 2001 pursuant to paragraph (a)(1)
                  -
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

                        Centennial Money Market Trust

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Prospectus dated November 1, 2001        Centennial Money Market Trust is a
                                         money market mutual fund.  It seeks
                                         the maximum current income that is
                                         consistent with low capital risk and
                                         maintaining liquidity.  The Trust
                                         invests in short-term, high-quality
                                         "money market" instruments.

                                         This Prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the
                                         Trust and other account features.
As with all mutual funds, the            Please read this Prospectus carefully
Securities and Exchange Commission has   before you invest and keep it for
not approved or disapproved the Trust's  future reference about your account.
securities nor has it determined that
this Prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.

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CONTENTS

                  A B O U T  T H E  T R U S T

                  The Trust's Investment Objective and Strategies

                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  I N V E S T I N G  I N  T H E  T R U S T

                  This section applies to the prospectuses of Centennial
                  Money Market Trust, Centennial Tax Exempt Trust and
                  Centennial Government Trust

                  How the Trusts are Managed

                  How to Buy Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Sell Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends and Tax Information

                  Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current income that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market securities to seek income.
Money market securities are short-term debt instruments issued by the U.S.
government, domestic and foreign corporations and financial institutions and other entities.  They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking to earn income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.  Income on short-term securities tends to be lower than income on longer term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks.  However, the Trust's investments must meet strict standards set by its Board of Trustees following special rules for money market funds under federal law.  Those standards include requirements for maintaining high credit quality in the Trust's portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the
Trust's securities and investing in a wide variety of issuers to reduce the effects of a default by any one issuer on the Trust's overall portfolio and the value of the Trust's shares.

      Even so, there are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

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An investment in the Trust is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.  Although the
Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last ten calendar years and its average annual total returns for the 1-, 5-
and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/01 through 9/30/01 the cumulative total return (not annualized) was  ____%.
During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was _____% (___ Q ___) and the lowest return (not annualized) for a calendar quarter was _____% (___ Q ___).

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Average Annual Total Returns
for the periods ended December 31,    1 Year    5 Years         10 Years
2000

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Centennial Money Market Trust         _____%    _____%          _____%
(inception 9/8/81)

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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more
closely reflects the Trust's current earnings.   To obtain the Trust's
current 7-day yield, please call the Transfer Agent toll-free at
1.800.525.9310.

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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the
Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the Trust's expenses during its fiscal year ended June 30, 2001.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees                              _____%

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 Distribution and/or Service (12b-1) Fees     _____%

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 Other Expenses                               _____%

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 Total Annual Operating Expenses              _____%

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"Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Trust pays.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the
Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

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                                1 year      3 years     5 years    10 years
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                                $----       $----       $----      $----

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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES.  The Trust invests in short-term money market securities meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act.  The Statement of
Additional Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management
Corporation, (referred to in this Prospectus as the Manager) tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates.
There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates.  All of the Trust's money market investments must meet the special quality and maturity requirements set under the Investment
      Company Act and the special procedures set by the Board described briefly below. The following is a brief description of the types of money market securities the Trust can invest in.

o     U.S. Government Securities.  The Trust invests in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.  Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States.  Other U.S. government securities, such as pass-through certificates issued by the Government
      National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.  Some government securities, agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal National Mortgage Corporation (Fannie
      Mae).  Others may be supported only by the credit of the
      instrumentality, such as obligations of the Federal Home Loan Mortgage
      Corporation (Freddie Mac).

o     Bank Obligations.  The Trust can buy time deposits, certificates of deposit and bankers' acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

o     Commercial Paper.  Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm.  The Trust may buy commercial paper only if it matures in nine months or less from the date of purchase.

o     Corporate Debt Obligations.  The Trust can invest in other short-term corporate debt obligations, besides commercial paper including debt obligations that either mature within twelve months of the date of purchase or that are subject to repurchase agreements that call for delivery in the length of permitted maturity to up to the maximum time permitted under Rule 2a-7 (currently 397 days).  Please see "What
      Standards Apply to the Trust's Investment?" below for more details.

o     Other Money Market Obligations.  The Trust can invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Trust or by a domestic bank.  The bank must meet credit criteria set by the
      Board.

      Additionally, the Trust can buy other money market instruments that the
Manager approves under procedures adopted by the Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager must determine to have minimal credit risks.

      Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements.  Their purchase may be subject to restrictions adopted by the Board from time to time.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those securities that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees has
      adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality"
investments are:

o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment),
      or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S.
      government, its agencies and instrumentalities), to spread the Trust's investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7 (currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board
      of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The
      Trust's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of
Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase notes with floating or variable interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased only if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7.

Asset-Backed Securities.  The Trust can invest in asset-backed securities.
      These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties.  The income from the underlying pool is passed through to investors, such as the Trust.

      These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right.  However, the credit enhancement generally applies only to a fraction of the security's value.  If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults.

Repurchase Agreements.  The Trust may enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements of 7 days or less.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws.
      The Trust will not invest more than 10% of its net assets in illiquid securities That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws.  The Trust may invest up to 25% of its net assets in restricted securities, subject to the 10% limit on illiquid securities and restricted securities other than those sold to qualified institutional purchasers.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

I N V E S T I N G  I N  T H E  T R U S T S

The information below applies to Centennial Money Market Trust, Centennial
Tax Exempt Trust and Centennial Government Trust.  Each is referred to as a
"Trust" and they are collectively referred to as the "Trusts". Unless otherwise indicated, this information applies to each Trust.

How the Trusts are Managed

THE MANAGER. The investment advisor for the Trusts is the Manager, Centennial
Asset Management Corporation, a wholly-owned subsidiary of OppenheimerFunds,
Inc.  The Manager chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Trust's Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978.  The Manager and its affiliates managed investment companies and other assets of more than
$120 billion in assets as of June 30, 2001, including private accounts and investment companies for more than 5 million shareholder accounts.  The
Manager is located at 6803 South Tucson Way, Englewood, Colorado 80112.

Portfolio  Managers.  The  portfolio  managers  of the Trusts are the  persons principally  responsible  for the  day-to-day  management of the Trust's portfolios.  The portfolio  manager of Centennial Money Market Trust and
      Centennial  Government  Trust are Carol E. Wolf and Barry D. Weiss.  Ms.
      Wolf has had this  responsibility  since  November  1988 and Mr.  Weiss, since  August 2001.  Ms. Wolf is a Senior Vice  President of the Manager
      and Mr. Weiss is a Vice President,  and each is an officer and portfolio manager of other funds for which the Manager or an  affiliate  serves as investment  advisor.  The  portfolio  manager of  Centennial  Tax Exempt
      Trust is Michael  Carbuto (since  October  1987).  Mr. Carbuto is a Vice
      President  of  OppenheimerFunds,  Inc.  and is an officer and  portfolio manager  of other  funds  for  which the  Manager  serves as  investment advisor.

Advisory Fees.  Under each investment advisory agreement, a Trust pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows.  That fee is computed on the average annual net assets of the respective Trust as of the close of each business day.

   Centennial Money Market Trust.  The annual management fee rates are:
      0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; 0.400% of the next $250 million; 0.375% of the next
      $250 million; 0.350% of the next $500 million; and 0.325% of net assets in excess of $2 billion.  In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage commissions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of (1) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (2) 25% of the total annual investment income of the Trust. Centennial Money Market
      Trust's management fee for its fiscal year ended June 30, 2001 was
      _____% of the Trust's average annual net assets.

o     Centennial Government Trust.  The annual management fee rates are:
      0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; 0.400% of the next $250 million; 0.375% of the next
      $250 million and 0.350% of net assets in excess of $1.5 billion. The
      Manager has made the same guarantee to Centennial Government Trust regarding expenses as described above for Centennial Money Market
      Trust. The Trust's management fee for its fiscal year ended June 30,
      2001 was _____%of the Trust's average annual net assets.

o     Centennial Tax Exempt Trust.  The annual management fee rates applicable to the Trust are as follows: 0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million;
      0.450% of the next $250 million; 0.425% of the next $250 million;
      0.400% of the next $250 million; 0.375% of the next $250 million;
      0.350% of the next $500 million; and 0.325% of net assets in excess of
      $2 billion. Under the agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates.  However, the annual fee cannot be less than $0.  The Trust's management fee for its fiscal year ended
      June 30, 2001 was _____% of the Trust's average annual net assets.

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor or the Sub-Distributor (OppenheimerFunds Distributor, Inc.)
receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the
Sub-Distributor as described below.

How is a Trust's Net Asset Value Determined?  The net asset value of shares of each Trust is determined twice each day, at 12:00 Noon and at 4:00
      P.M., on each day The New York Stock Exchange is open for trading
      (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of a
Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of each Trust offered by this Prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

IS THERE A MINIMUM INVESTMENT?  Minimum initial investments described below and depend on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.  The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional
Information, or you can ask your broker-dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker-Dealer's Automatic Purchase and Redemption
      Program.  You can buy shares of a Trust through a broker-dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker-dealer's
      Automatic Purchase and Redemption Program. Shares of each Trust are sold mainly to customers of participating broker-dealers that offer the
      Trusts' shares under these special purchase programs.  If you participate in an Automatic Purchase and Redemption Program established by your broker-dealer, your broker-dealer buys shares of the Trust for your account with the broker-dealer.  Program participants should also read the description of the program provided by their broker-dealer.

Buying Shares Through Your Broker-Dealer.  If you do not participate in an
      Automatic Purchase and Redemption Program, you can buy shares of a
      Trust through any broker-dealer that has a sales agreement with the
      Distributor or Sub-Distributor.  Your broker-dealer will place your order with the Distributor on your behalf.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trust's Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names are referred to as "direct shareholders" in this Prospectus.

      The Sub-Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker-dealers that have established Automatic Purchase and Redemption Programs.  The Distributor or
Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker-dealer's Automatic Purchase and Redemption Program, your broker-dealer will buy your shares for your Program Account and will hold your shares in your broker-dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below.  Your
Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker-dealer.  You should direct all questions about your Automatic Purchase and Redemption Program to your broker-dealer, because the Trusts' Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times.
      Broker-dealers whose clients participate in Automatic Purchase and
      Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o     If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker-dealer's guarantee that the
      Trust's custodian bank will receive payment for those shares in Federal
      Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker-dealer's guarantee that the
      Trust's custodian bank will receive payment for those shares in Federal
      Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order between 12:00 Noon and
      4:00 P.M. on a regular business day with the broker-dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of a Trust by completing a Centennial Funds New Account Application (enclosed with this Prospectus) and sending it to the Sub-Distributor, OppenheimerFunds
Distributor, Inc., P.O. Box 5143, Denver, Colorado 80217.  Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker-dealer on the application, the Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

      Each Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly-purchased shares normally will begin to accrue distributions after the Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of a
      Trust by check. Send your check, payable to "OppenheimerFunds
      Distributor, Inc.," along with your application and other documents to the address listed above.  For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the
      Sub-Distributor accepts your purchase order. If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Sub-Distributor is able to convert the purchase payment to Federal Funds.  In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of a Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the Sub-Distributor's Wire Department at
      1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the Sub-Distributor of the wire, and to receive further instructions.

      Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by
12:00 Noon.  If the Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 P.M. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of a Trust automatically each month by authorizing the
      Trust's Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment
      Plan Application and the Statement of Additional Information. The
      minimum monthly purchase is $25.

Service (12b-1) Plans. Each Trust has adopted a service plan.  It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust.  Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

Retirement Plans.  Direct shareholders may buy shares of a Trust for a retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The Sub-Distributor also offers a number of different retirement plans that individuals and employers can use:
o     Individual Retirement Accounts (IRAs).  These include regular IRAs,
      Roth IRAs, rollover IRAs and Education IRAs.
o     SEP-IRAs.  These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
o     403(b)(7) Custodial Plans.  These are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
o     401(k) Plans.  These are special retirement plans for businesses.
o     Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

      Please call the Sub-Distributor for retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker-dealer, you must redeem shares held in your Program Account by contacting your broker-dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the Trust or its Transfer Agent directly to redeem shares held in your Program Account.  You may also arrange (but only through your broker-dealer) to have the proceeds of redeemed Trust shares sent by Federal
Funds wire, as described below in "Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by using a Trust's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1.800.525.9310.

Certain Requests Require a Signature Guarantee.  To protect you and the Trust from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee
      (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem $100,000 or more and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement

   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to an account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer
      Agent will accept a guarantee of your signature by a number of financial institutions, including:

o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or

o     a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter to the
      Transfer Agent that includes:
   o  Your name
   o  The Trust's name
   o  Your account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and

   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares (such as Letters
      Testamentary of an Executor).

---------------------------------------------------------------------------------
---------------------------------------- ---------------------------------------
Use the following address for            Send courier or express mail
---------------------------------------- requests to:
requests by mail:                        Shareholder Services, Inc.
Shareholder Services, Inc.               10200 E. Girard Avenue, Building D
P.O. Box 5143                            Denver, Colorado 80231
Denver, Colorado 80217-5270
---------------------------------------------------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker-dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent or its designated agent must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate or in a retirement account by telephone.  To redeem shares through a service representative, call
      1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any 7-day period.  Telephone redemptions are not available within 30 days of changing the address on an account.

Retirement Plan Accounts.  There are special procedures to sell shares held in a retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Trust shares in your plan account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.
      If you hold your shares through your broker-dealer's Automatic Purchase and Redemption Program, you must contact your broker-dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer
      Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption
Program participants may write checks against an account held under their
Program, but must arrange for checkwriting privileges through their broker-dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the
Transfer Agent for signature cards.  They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o  Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
   o  Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checks must be written for at least $250.
   o  Checks cannot be paid if they are written for more than your account value.
   o  You may not write a check that would require the redemption of shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
   o  Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trust does not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.
Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another Centennial Trust or eligible fund.  However,

o     if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o     those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o     you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of a Trust can be exchanged for shares of certain other Centennial
Trusts or other eligible funds, depending on whether you own your shares through your broker-dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an
Automatic Purchase and Redemption Program sponsored by your broker-dealer, you may exchange shares held in your Program Account for shares of Centennial
Money Market Trust, Centennial Government Trust, Centennial Tax Exempt Trust,
Centennial California Tax Exempt Trust and Centennial New York Tax Exempt
Trust (referred to in this Prospectus as the "Centennial Trusts"), if available for sale in your state of residence, by contacting your broker or dealer and obtaining a Prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of a Trust for Class A shares of certain eligible funds listed in the Statement of Additional Information.  To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of the Trust and the fund whose shares you want to buy must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of a Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of a
Trust.

      You may pay a sales charge when you exchange shares of a Trust.
Because shares of the Trusts are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from that Trust or other eligible funds (except
Oppenheimer Cash Reserves), or when you exchange shares of a Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss.  Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

      Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can
obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

   o  Written Exchange Requests.  Complete an Exchange Authorization Form,
      signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.

   o  Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:

   o  Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above.  Requests for exchanges to any of the
      Centennial Trusts must be received by the Transfer Agent by 4:00 P.M.
      on a regular business day to be effected that day.  The Transfer Agent must receive requests to exchange shares of a Trust to funds other than the Centennial Trusts on a regular business day by the close of The New
      York Stock Exchange that day.  The close is normally 4:00 P.M. but may be earlier on some days.

   o  The interests of the Trusts' long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing."  When large dollar amounts are involved, the Trusts may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Trusts to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Trusts'
      performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Trusts' ability to manage its investments, the Manager and the Trusts may reject purchase orders and exchanges into the Trusts by any person, group or account that the
      Manager believes to be a market timer.

   o  Either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange.  For example, the receipt of the multiple exchange requests from a "market timer" might require a fund to sell securities at a disadvantageous time and/or price.

   o  Because excessive trading can hurt fund performance and harm shareholders, the Trusts reserve the right to refuse any exchange request that may, in the opinion of the Trusts, be disadvantageous, or to refuse multiple exchange requests submitted by a shareholder or dealer.

   o  The Trusts may amend, suspend or terminate the exchange privilege at any time. The Trusts will provide you notice whenever they are required to do so by applicable law, but they may impose these changes at any time for emergency purposes.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional
Information.

The offering of shares of a Trust may be suspended during any period in which the Trust's determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in a Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by a Trust at any time.  If an account has more than one owner, a Trust and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker-dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions.  It has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing.  The Transfer Agent and the Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.  However, under unusual circumstances determined by the
      Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or making a payment via
      Federal Funds wire for the redemption of recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by Centennial Tax
      Exempt Trust if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

"Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Trust your correct, certified Social
      Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue
      Service.

To avoid sending  duplicate copies of materials to households,  the Trust will mail only one copy of each  prospectus,  annual and semi-annual  reports and annual notice of the Trust's privacy policy to  shareholders  having
      the  same  last  name  and   address  on  the   Trust's   records.   The
      consolidation  of these  mailings,  called  householding,  benefits  the
      Trust through reduced mailing  expense.  If you want to receive multiple
      copies  of  these  materials,   you  may  call  the  Transfer  Agent  at
      1.800.525.9310.  You may also  notify  the  Transfer  Agent in  writing.
      Individual  copies of prospectuses,  reports and privacy notices will be sent to you  commencing 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends and Tax Information

DIVIDENDS.  Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a Trust from the purchase payment for such shares.

CAPITAL GAINS.  Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase
      and Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, you should specify on your application how you want to receive your dividends and distributions.
      You have four options:

o     Reinvest All Distributions in the Trust.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the selected Trust.
o     Reinvest Capital Gains Only.  You can elect to reinvest some capital gains distributions (dividends, short-term capital gains or long-term capital gains distributions) in the selected Trust while receiving dividends by check or having them sent to your bank account.
o     Receive All Distributions in Cash.  You can elect to receive a
      (dividends, short-term capital gains or long-term capital gains distributions) check for all distributions  or have them sent to your bank.
o     Reinvest Your Distributions in Another Account.  You can reinvest all distributions (dividends, short-term capital gains or long-term capital gains distributions) in the same class of shares of another eligible fund account you have established.

Under the terms of Automatic Purchase and Redemption Programs, your broker-dealer can redeem shares to satisfy debit balances arising in your
Program Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES.

Centennial Money Market Trust and Centennial Government Trust.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in Centennial
      Money Market Trust and Centennial Government Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.  Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

Centennial Tax Exempt Trust.  Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain
      "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains and non-tax exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by a
      Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Tables are presented to help you understand each
Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the tables represent the rate that an investor would have earned
(or lost) on an investment in the Trusts (assuming reinvestment of all dividends and distributions).  This information for the past five fiscal years ended June 30, 2001, has been audited by Deloitte & Touche LLP, the
Trusts' independent auditors, whose report, along with the Trusts' financial statements, are included in the Statements of Additional Information, which are available on 5

request.

INFORMATION AND SERVICES

For More Information on Centennial Money Market Trust:

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS  Additional information about the Trust's investments and performance is available in the Trust's Annual and
Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Trusts' privacy policy and other information about the Trusts or your account:

---------------------------------------------------------------------------------

By Telephone:                            Call Shareholder Services, Inc.
                                         toll-free:
                                         1.800.525.9310

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         Shareholder Services, Inc.
                                         P.O. Box 5143
                                         Denver, Colorado 80217
---------------------------------------------------------------------------------

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Trust are available on the EDGAR database on the SEC's Internet website at http://www.sec.gov. Copies may be obtained after payment of a
           ------------------
duplicating fee by electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                             The Trust's shares are
distributed by:

The Fund's SEC File No. 811-02945            Centennial Asset Management
Corporation

PR0150.001.1100
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL MONEY MARKET TRUST

      Graphic material included in Prospectus of Centennial Money Market
Trust (the "Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/91                         5.81%

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--------------------------------------------------------------------

12/31/92                         3.53%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/93                         2.69%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/94                         3.77%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/95                         5.46%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/96                         4.94%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/97                         5.10%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/98                         5.09%

--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         4.43%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/00

--------------------------------------------------------------------

                        Centennial Money Market Trust
------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.9310

          Statement of Additional Information dated November 1, 2001

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about the  Trust and  supplements information  in the  Prospectus  dated  November  1,  2001.  It should be read together with the Prospectus,  which may be obtained by writing to the Trust's
Transfer  Agent,  Shareholder  Services,  Inc.,  at  P.O.  Box  5143,  Denver,
Colorado  80217,  or by calling the  Transfer  Agent at the  toll-free  number shown above.

Contents

Page
                               About the Trust
Additional Information about the Trust's Investment Policies and Risks........
     The Trust's Investment Policies..........................................
     Other Investment Strategies..............................................
     Investment Restrictions..................................................
How the Trust is Managed......................................................
     Organization and History.................................................
     Trustees and Officers of the Trust.......................................
     The Manager..............................................................
Service Plan..................................................................
Performance of the Trust......................................................

                              About Your Account

How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Trust........................................

                    Financial Information About the Trust
Independent Auditors' Report..................................................
Financial Statements..........................................................

Appendix A: Securities Ratings.............................................A-1
Appendix B: Industry Classifications.......................................B-1

A B O U T  T H E  T R U S T

    Additional Information About the Trust's Investment Policies and Risks

The investment  objective and the principal  investment  policies of the Trust are described in the  Prospectus.  This  Statement of  Additional  Information
contains  supplemental  information  about  those  policies  and the  types of securities that the Trust's  investment  manager,  Centennial Asset Management
Corporation,  (referred  to as,  the  "Manager")  will  select  for the Trust.
Additional  explanations  are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies.  The composition of the Trust's portfolio and the  techniques  and  strategies  that the Trust's  Manager  uses in selecting portfolio  securities  will vary over time.  The Trust is not  required to use all of the investment  techniques and strategies  described below at all times in seeking  its goal.  It may use some of the  special  investment  techniques and strategies at some times or not at all.

      The  Trust's  objective  is to seek the maximum  current  income that is consistent with low capital risk and the  maintenance of liquidity.  The Trust will not make  investments  with the  objective  of  seeking  capital  growth.
However,  the value of the  securities  held by the Trust may be  affected  by changes  in  general  interest  rates.  Because  the  current  value  of  debt securities  varies  inversely with changes in prevailing  interest  rates,  if interest  rates  increase  after a security is purchased,  that security would normally  decline in value.  Conversely,  if interest  rates  decrease after a security is purchased,  its value would rise.  However,  those fluctuations in value  will not  generally  result  in  realized  gains or losses to the Trust since the Trust does not  usually  intend to dispose  of  securities  prior to their  maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell  securities  prior to their  maturity,  to attempt to take  advantage  of  short-term  market  variations,  or  because of a revised credit  evaluation of the issuer or other  considerations.  The Trust may also do so to  generate  cash to  satisfy  redemptions  of  Trust  shares.  In such cases, the Trust may realize a capital gain or loss on the security.

      |X|   Ratings  of   Securities  --  Portfolio   Quality,   Maturity  and
Diversification.  Under  Rule 2a-7 of the  Investment  Company  Act 1940,  the
Trust uses the  amortized  cost method to value its  portfolio  securities  to
determine   the  Trust's   net  asset  value  per  share.   Rule  2a-7  places
restrictions  on a money  market  fund's  investments.  Under that  Rule,  the
Trust  may  purchase   only  those   securities   that  the   Manager,   under
Board-approved  procedures,  has determined  have minimal credit risks and are
"Eligible  Securities."  The rating  restrictions  described in the Prospectus and this  Statement of Additional  Information  do not apply to banks in which the Trust's cash is kept.

      An  "Eligible  Security"  is one that  has been  rated in one of the two
highest  short-term  rating  categories  by  any  two   "nationally-recognized
statistical  rating  organizations."  That  term is  defined  in Rule 2a-7 and
they  are  referred  to  as  "Rating   Organizations"  in  this  Statement  of
Additional  Information.  If only  one  Rating  Organization  has  rated  that security,  it must have been rated in one of the two highest rating categories by that  Rating  Organization.  An  unrated  security  that is  judged  by the
Manager to be of  comparable  quality to Eligible  Securities  rated by Rating
Organizations may also be an "Eligible Security."

      Rule  2a-7  permits  the Trust to  purchase  any  number of "First  Tier
Securities."  These  are  Eligible  Securities  that  have  been  rated in the highest  rating  category  for  short-term  debt  obligations  by at least two
Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been  rated in the  highest  rating  category  by that
Rating  Organization.  Comparable  unrated  securities  may also be First Tier
Securities.

      Under Rule 2a-7,  the Trust may invest only up to 5% of its total assets in  "Second  Tier  Securities."  Those are  Eligible  Securities  that are not
"First Tier Securities."  In addition, the Trust may not invest more than:

      |_|   5% of its total assets in the  securities of any one issuer (other than the U.S. government, its agencies or instrumentalities) or
      |_|   1% of its total  assets or $1 million  (whichever  is  greater) in
      Second Tier Securities of any one issuer.

      Under Rule  2a-7,  the Trust must  maintain  a  dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity of any single portfolio  investment  may not exceed the  maximum  permitted  maturity to the maximum  permitted  under Rule 2a-7 (or any other  applicable  rule)  which is currently 397 days. The Board  regularly  reviews  reports from the Manager to show the Manager's compliance with the Trust's procedures and with the Rule.

      If a security's  rating is  downgraded,  the Manager and/or the Board of
Trustees may have to reassess the  security's  credit risk.  If a security has ceased  to be a First  Tier  Security,  the  Manager  will  promptly  reassess whether  the  security  continues  to  present  minimal  credit  risk.  If the
Manager becomes aware that any Rating  Organization  has downgraded its rating of a Second  Tier  Security  or rated an  unrated  security  below its  second highest  rating  category,  the  Trust's  Board  of  Trustees  shall  promptly reassess  whether the security  presents minimal credit risk and whether it is in the best  interests  of the Trust to dispose  of it. If the Trust  disposes of the  security  within five days of the Manager  learning of the  downgrade, the Manager will provide the Board of Trustees with subsequent  notice of such downgrade.  If a  security  is  in  default,  or  ceases  to  be  an  Eligible
Security,  or is determined  no longer to present  minimal  credit risks,  the
Board of Trustees must determine  whether it would be in the best interests of the Trust to dispose of the security.

      The Rating Organizations  currently designated as  nationally-recognized statistical  rating  organizations  by the Securities and Exchange  Commission are Standard & Poor's  Corporation,  Moody's Investors  Service,  Inc., Fitch,
Inc. and Thomson  BankWatch,  Inc.  Appendix A to this Statement of Additional
Information  contains  descriptions  of the rating  categories of those Rating
Organizations.  Ratings  at  the  time  of  purchase  will  determine  whether securities may be acquired under the restrictions described above.

      |X|   Bank  Obligations.  The Trust can  invest in the bank  obligations described in the Prospectus.  The Trust will buy bank  obligations only from a domestic  bank with total  assets of at least  $2.0  billion or from a foreign bank with total  assets of at least $30.0  billion.  These asset  requirements apply only at the time the  obligations are acquired.  In addition,  the Trust may invest in  certificates of deposit of $100,000 or less of a domestic bank, regardless of asset size, if such  certificate  of deposit is fully insured as to principal by the Federal  Deposit  Insurance  Corporation.  At no time will the Trust hold more than one certificate of deposit from any such bank

      Investments  in securities  issued by foreign banks or foreign  branches of U.S.  banks  subject  the Trust to  certain  additional  investment  risks, including future  political and economic  developments of the country in which the branch is located,  possible  imposition  of  withholding  taxes on income
payable  on  the   securities,   possible   seizure   of   foreign   deposits,
establishment   of  exchange   control   restrictions,   or  other  government
regulation.  While  domestic  banks are subject to federal  and/or  state laws and  regulations  which,  among  other  things,  require  specific  levels  of reserves to be maintained,  not all of those laws apply to foreign branches of domestic banks or domestic  branches or  subsidiaries  of foreign  banks.  For purposes of this section,  the term "bank" includes commercial banks,  savings banks and savings and loan associations.

      |X|   U.S.  Government   Securities.   U.S.  government  securities  are
obligations  issued or  guaranteed  by the U.S.  government or its agencies or instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with  longer  maturities).  All  Treasury  securities  are  backed by the full faith and credit of the United States.

      U.S. government agencies and  instrumentalities  that issue or guarantee
securities   include,   but  are  not   limited   to,  the   Federal   Housing
Administration, Farmers Home Administration,  Export-Import Bank of the United
States,   Small  Business   Administration,   Government   National   Mortgage
Association, General Services Administration,  Bank for Cooperatives,  Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal Intermediate
Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities  issued  or  guaranteed  by  U.S.   government  agencies  and
instrumentalities  are not  always  backed by the full faith and credit of the
United  States.  Some,  such as  securities  issued  by the  Federal  National
Mortgage  Association ("Fannie Mae"), are backed by the right of the agency or instrumentality  to  borrow  from the  Treasury.  Others,  such as  securities issued by the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported only by the credit of the  instrumentality  and not by the Treasury.
If the  securities  are not  backed by the full faith and credit of the United
States,  the  purchaser  must  look  principally  to the  agency  issuing  the obligation  for  repayment  and may not be able to assert a claim  against the
United  States  if the  issuing  agency or  instrumentality  does not meet its commitment.  The Trust  will  invest  in U.S.  government  securities  of such agencies and  instrumentalities  only when the Manager is  satisfied  that the credit  risk with  respect to such  instrumentality  is  minimal  and that the security is an Eligible Security.

Other Investment Strategies

      o  Floating  Rate/Variable  Rate  Obligations.  The Trust may  invest in instruments  with floating or variable  interest rates. The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.
The rate on the  investment  is  adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation  is also based on a stated  prevailing  market rate but is adjusted  automatically at a specified  interval of not less than one year.  Some variable rate or floating rate  obligations  in  which  the  Trust  may  invest  have a  demand  feature entitling  the holder to demand  payment of an amount  approximately  equal to the  amortized  cost  of  the  instrument  or  the  principal  amount  of  the instrument  plus accrued  interest at any time, or at specified  intervals not exceeding  one year.  These notes may or may not be backed by bank  letters of credit.

      Variable rate demand notes may include  master  demand notes,  which are obligations  that  permit the Trust to invest  fluctuating  amounts in a note.
The amount may change daily without penalty,  pursuant to direct  arrangements between  the Trust,  as the note  purchaser,  and the issuer of the note.  The interest  rates on these  notes  fluctuate  from time to time.  The  issuer of this type of obligation  normally has a corresponding right in its discretion, after a given  period,  to  prepay  the  outstanding  principal  amount of the obligation plus accrued  interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation  or  depreciation  is less than that for  fixed-rate  obligations having the same maturity.

      Because  these  types of  obligations  are direct  lending  arrangements between  the  note  purchaser  and  issuer  of  the  note,  these  instruments generally will not be traded.  Generally,  there is no  established  secondary market for these types of  obligations,  although they are redeemable from the issuer at face value.  Accordingly,  where these  obligations  are not secured by letters of credit or other credit support  arrangements,  the Trust's right to  redeem  them  is  dependent  on the  ability  of the  note  issuer  to pay principal and interest on demand.  These types of obligations  usually are not rated by credit  rating  agencies.  The Trust may invest in  obligations  that are not rated only if the Manager  determines at the time of  investment  that they are  Eligible  Securities.  The  Manager,  on behalf of the  Trust,  will monitor the  creditworthiness of the issuers of the floating and variable rate obligations in the Trust's  portfolio on an ongoing  basis.  There is no limit on the amount of the Trust's  assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

      |X|   Asset-Backed  Securities.  These securities,  issued by trusts and special  purpose  corporations,  are  backed  by pools of  assets.  They  pass through the payments on the  underlying  obligations  to the security  holders
(less   servicing  fees  paid  to  the  originator  or  fees  for  any  credit enhancement).  The value of an  asset-backed  security  is affected by changes
in  the  market's   perception  of  the  asset   backing  the  security,   the
creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments  of  principal  and  interest  passed  through  to  holders  of asset-backed  securities  are  typically  supported  by some  form  of  credit enhancement,  such as a letter of credit,  surety bond,  limited  guarantee by another  entity  or having a  priority  to  certain  of the  borrower's  other securities.  The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit enhancement of an asset-backed  security held by the Trust has been exhausted,  and if any  required  payments of  principal  and interest are not made with respect to the underlying  loans, the Trust may experience losses or delays in receiving payment.
      The  risks  of  investing  in  asset-backed  securities  are  ultimately
dependent   upon  payment  of  underlying   assets.   As  a  purchaser  of  an
asset-backed  security,  the Trust  would  generally  have no  recourse to the entity that  originated  the loans in the event of default by a borrower.  The underlying  loans are  subject to  prepayments,  which  shorten  the  weighted average life of  asset-backed  securities  and may lower their return,  in the same  manner  as  for  prepayments  of a pool  of  mortgage  loans  underlying mortgage-backed securities.  However,  asset-backed securities do not have the benefit of the same  security  interest  in the  underlying  collateral  as do mortgage-backed securities.

      |X|   Repurchase  Agreements.  In a  repurchase  transaction,  the Trust acquires a  security  from,  and  simultaneously  resells  it to, an  approved vendor for delivery on an  agreed-upon  future date.  The resale price exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest rate effective for the period during which the  repurchase  agreement is in effect.
An "approved  vendor" may be a U.S.  commercial  bank or the U.S.  branch of a foreign  bank  having  total  domestic  assets  of at least $1  billion,  or a broker-dealer  with a net capital of $50 million  which has been  designated a primary dealer in government securities.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the resale  typically  will occur  within one to five days of the purchase.  The Trust  will not enter  into a  repurchase  agreement  that will cause more than 10% of its net assets to be subject to  repurchase  agreements maturing in more than seven days.

      Repurchase  agreements  are  considered  "loans"  under  the  Investment
Company  Act,   collateralized  by  the  underlying   security.   The  Trust's
repurchase   agreements  require  that  at  all  times  while  the  repurchase agreement  is in  effect,  the  collateral's  value  must  equal or exceed the
repurchase   price   to  fully   collateralize   the   repayment   obligation.
Additionally,  the Manager  will  monitor  the  vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor the collateral's  value.  However, if the vendor fails to pay the resale price on  the  delivery  date,  the  Trust  may  incur  costs  in  disposing  of the collateral and may  experience  losses if there is any delay in its ability to do so.

      |X|   Illiquid  and  Restricted  Securities.   Under  the  policies  and
procedures   established  by  the  Trust's  Board  of  Trustees,  the  Manager
determines  the liquidity of certain of the Trust's  investments.  Investments may be illiquid because of the absence of an active trading market,  making it difficult to value them or dispose of them  promptly at an  acceptable  price.
A restricted security is one that has a contractual  restriction on its resale or which cannot be sold publicly  until it is registered  under the Securities
Act of 1933.

      Illiquid  securities  the  Trust  can buy  include  issues  that  may be redeemed  only by the issuer upon more than seven days notice or at  maturity, repurchase  agreements  maturing in more than seven days,  fixed time deposits subject to  withdrawal  penalties  which  mature in more than seven days,  and other  securities  that  cannot  be sold  freely  due to legal or  contractual restrictions  on resale.  Contractual  restrictions  on the resale of illiquid securities  might prevent or delay their sale by the Trust at a time when such sale would be desirable.

      There are  restricted  securities  that are not illiquid  that the Trust can buy. They include  certain master demand notes  redeemable on demand,  and
short-term   corporate   debt   instruments   that  are   related  to  current
transactions  of the issuer and  therefore  are exempt  from  registration  as commercial paper.  Illiquid securities include repurchase  agreements maturing in more than 7 days, or certain participation  interests other than those with puts exercisable within 7 days.

o     Loans of Portfolio  Securities.  To attempt to increase its income,  the
Trust  may lend  its  portfolio  securities  to  brokers,  dealers  and  other financial  institutions.  These  loans are limited to not more than 10% of the value  of the  Trust's  total  assets  and are  subject  to  other  conditions described  below.  The  Trust  will  not  enter  into any  securities  lending agreements  having a maturity of greater than the maximum time permitted under
Rule 2a-7.  The Trust  presently does not intend to lend its  securities,  but if it does,  the value of  securities  loaned is not  expected to exceed 5% of the  value of the  Trust's  total  assets.  There  are some  risks in  lending securities.  The  Trust  could  experience  a delay  in  receiving  additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust may receive collateral for a loan. Any securities  received as collateral  for a loan must  mature in twelve  months or less.  Under  current applicable  regulatory  requirements  (which are subject to  change),  on each business  day the loan  collateral  must be at least equal to the market value of the loaned  securities.  The collateral  must consist of cash, bank letters of credit, U.S.  government  securities or other cash equivalents in which the
Trust is permitted  to invest.  To be  acceptable  as  collateral,  letters of credit  must  obligate  a bank to pay  amounts  demanded  by the  Trust if the demand  meets the terms of the letter.  Such terms and the  issuing  bank must be satisfactory to the Trust.

      When it lends  securities,  the  Trust  receives  from the  borrower  an amount  equal to the  interest  paid or the  dividends  declared on the loaned securities  during the term of the loan. It may also receive  negotiated  loan fees  and the  interest  on the  collateral  securities,  less  any  finders', custodian,  administrative or other fees the Trust pays in connection with the loan.  The  Trust  may  share  the  interest  it  receives  on the  collateral securities  with the borrower as long as it realizes at least a minimum amount of interest  required by the lending  guidelines  established  by its Board of
Trustees.
      The  Trust  will not  lend  its  portfolio  securities  to any  officer,
Trustee,  employee or affiliate of the Trust or its Manager.  The terms of the
Trust's  loans must meet  certain  tests under the  Internal  Revenue Code and permit the Trust to reacquire  loaned  securities on five business days notice or in time to vote on any important matter.

Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Trust has  adopted  to govern its  investments  that can be changed only by the vote of a  "majority"  of the Trust's  outstanding  voting securities.  Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

      |_|   67% or more  of the  shares  present  or
      represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding  shares are present or represented by proxy,
      or
      |_|   more than 50% of the outstanding shares.

      The  Trust's  investment   objective  is  a  fundamental  policy.  Other
policies   described  in  the  Prospectus  or  this  Statement  of  Additional
Information  are  "fundamental"  only if they  are  identified  as  such.  The
Trust's  Board  of  Trustees  can  change  non-fundamental   policies  without
shareholder  approval.  However,  significant  changes to investment  policies will  be  described  in  supplements  or  updates  to the  Prospectus  or this
Statement  of  Additional  Information,  as  appropriate.   The  Trust's  most
significant investment policies are described in the Prospectus.

|X|   Does the Trust  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Trust.

      |_|   The  Trust  cannot  invest  more than 5% of the value of its total assets in the securities of any one issuer (other than the U.S.  government or its agencies or instrumentalities).

      |_|   The Trust cannot  borrow  money except as a temporary  measure for extraordinary  or  emergency  purposes,  and then only up to 10% of the market value of the Trust's assets;  the Trust will not make any investment when such borrowing  exceeds 5% of the value of its  assets;  no assets of the Trust may be pledged, mortgaged or assigned to secure a debt.

      |_|   The Trust  cannot make loans,  except the Trust may:  (i) purchase
debt  securities,   (ii)  purchase  debt  securities   subject  to  repurchase
agreements,  or (iii) lend its  securities  as described in this  Statement of
Additional Information.

      |_|   The Trust cannot invest in commodities  or commodity  contracts or invest in  interests  in oil,  gas or other  mineral  exploration  or  mineral development programs.

      |_|   The Trust  cannot  invest in real  estate;  however  the Trust may purchase debt  securities  issued by companies  which invest in real estate or interests therein.

      |_|   The Trust  cannot  purchase  securities  on  margin or make  short sales of securities.

      |_|   The Trust  cannot  invest in or hold  securities  of any issuer if those officers and Trustees of the Trust or the Manager who  beneficially  own individually  more than 0.5% of the  securities  of such issuer  together  own more than 5% of the securities of such issuer.

|_|   The Trust cannot underwrite securities of other companies.

      |_|   The  Trust  cannot  invest  in  securities  of  other   investment
companies, except in connection with a consolidation or merger.

         The  Trust  cannot  issue  "senior  securities,"  but  this  does not prohibit  certain  investment  activities for which assets of the Trust are designated as segregated,  or margin, collateral or escrow arrangements are established, to cover the related obligations.

--------------------------------------------------------------------------------

 |_|    The Trust cannot invest in any case  of a debt instrument subject to a  repurchas agreement  or called  for  redemption, unless  purchased  subject to a demand feature which may not exceed the time period provided for in Rule 2a-7,or any other  applicable  rule.

--------------------------------------

|_|    The  Trust  cannot  invest  25% or more of its  total  assets in any one
   industry;   however,  for  the  purposes  of  this  restriction,   municipal
   securities and U.S. government  obligations are not considered to be part of any single industry.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment.  The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

    For purposes of the Trust's p9licy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix b to this Statement of Additional Information.  this is not a fundamenta policy.
                           How the Trust Is Managed

Organization  and  History.  The Trust is an open-end, non-diversified  management investment  company  organized as a Massachusetts  business trust in 1979, with an unlimited number of authorized shares of beneficial interest.

      The Trust is governed by a Board of Trustees, which is  responsible  for
protecting  the  interests  of  shareholders   under   Massachusetts  law. The
Trustees  meet  periodically   throughout  the  year  to  oversee  the  Trust's
activities,  review its  performance, and review the  actions of the  Manager.
Although the Trust will not normally hold annual meetings of its  shareholders, it may hold shareholder  meetings from time to time on important  matters.
Shareholders of the Trust may have the right to call a meeting  to remove a
Trustee  or to take other action described in the Declarate of Trust.

         The Board of Trustees has an Audit  Committee and a Review Committee.
The members of the The Audit  Committee are Edward L.  Cameron,Edward L.  Cameron,
F. William  Marshall. The Audit Committee held _____ meetings during the Fund's fiscal year ended _____, ___.  The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.
The Audit  Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent audit concerning the
Fund's internal accounting procedures and controls and selects and nominates for approval by the Board the independent Trustees.

        The memb4rs of the Review Committee are Jon S. Fossel, Sam Freedman,
William L. Armstrong, Roger G. Avis and George C. Bowen.  The Review Committee
held _____ meetings during the fiscal year ended ______,_____.  The Review Committee reviews reports and make recommendations to the Board concerning the fees paid to the Fund's Transfer Agent and the services provided to the Fund by the Transfer
Agent.  The Review Committee also reviews policies and proedures adopted by the
Fund to comply with the Investment Company Act of 1940 and after applicable law.

     [X]  Classes of Shares.  The Trust has a single class of shares of stock.
While that class has no designation, it is deemed to be the equivalent of Class
A for purposes of the shareholder account policies that apply to Class A shares of the Oppenheimer funds.  Shares of the Trust are freely transferable.  Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  there are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

      |X|   Meeting of Shareholders.  as a Massachusetts business trust, the
Trust is not required t hold, and does not plan to hold, regular annual meetings of shareholders.  The Trust will hold meetings when required to do so by the
Investment Company Act or other applicable law.  It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

     Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of the outstading shares of the Trust.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder lists of the
Trust available to the applicants or mail their communication to all other shareholders at the applicats' expense.  The shareholders making the request must have been shareholders for at lease six months and must hold shares of the Trust valued at $25,000 or more constituting at least 1% of the outstanding shares of the Trust, whichever is less.  The Trustees may also take other action as permitted by the
Investment Company Act.

         |_|      Shareholder and Trust Liability. The Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability for the
Trust's  obligations.  It also provides for indemenification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any jusgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Trust)
to be held personally liable as a "partner" under certain circumstances.  However, the risk that a Trust shareholder will incur financial los from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

       The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under the Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust.  Additionally, the Trustees and shareholders shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Trust.  The Trust's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below.  Trustees denoted with an asterisk (*) below are deemed to be
"interested persons" of the Trust under the Investment Company Act.  All of the
Trustees are also trustees, directors or managing general partners of the following
Denver-based Oppenheimer funds1:

Oppenheimer Cash Reserves              Oppenheimer funds1:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Champion Income Fund                                                Oppenheimer Senior Floating Rate Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Capital Income Fund                                                 Oppenheimer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer High Yield Fund                                                     Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer International Bond Fund                                             Oppenheimer Variable Account Funds

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Integrity Funds                                                     Panorama Series Fund, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Limited-Term Government Fund                                        Centennial America Fund, L. P.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Main Street Funds, Inc.                                             Centennial California Tax Exempt Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Main Street Opportunity Fund                                        Centennial Government Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Main Street Small Cap Fund                                          Centennial Money Market Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Municipal Fund                                                      Centennial New York Tax Exempt Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Real Asset Fund                                                     Centennial Tax Exempt Trust

--------------------------------------------------------------------------------

James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age: 67
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman (since September 1988) of  OppenheimerFunds,  Inc.; of which the
Manager is a  wholly-owned  subsidiary;  formerly  President and a director of the  Manager  and  Chairman  of the Board of  Shareholder  Services,  Inc.,  a
transfer agent subsidiary of OppenheimerFunds, Inc.

William L. Armstrong, Trustee, Age: 64.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman of the following  private  mortgage banking  companies:  Cherry Creek
Mortgage  Company  (since 1991),  Centennial  State  Mortgage  Company  (since
1994),  The  El  Paso  Mortgage  Company  (since  1993),  Transland  Financial
Services,  Inc.  (since 1997);  Chairman of the following  private  companies:
Great Frontier Insurance  (insurance agency) (since 1995) and Ambassador Media
Corporation (since 1984); Director of the following public companies:  Storage
Technology  Corporation (computer equipment company) (since 1991), Helmerich &
Payne,   Inc.  (oil  and  gas   drilling/production   company)  (since  1992),
UNUMProvident   (insurance   company)  (since  1991);   formerly  Director  of
International  Family  Entertainment  (television  channel)  (1992 - 1997) and
Natec Resources,  Inc. (air pollution  control equipment and services company)
(1991-1995),  Frontier Real Estate,  Inc.  (residential real estate brokerage)
(1994-1999),  and Frontier Title (title insurance  agency)  (1995-June  1999);
formerly U.S. Senator (January 1979-January 1991).

Robert G. Avis*, Trustee, Age: 70.
6803 South Tucson Way, Englewood, Colorado 80112
Director and  President of A.G.  Edwards  Capital,  Inc.  (General  Partner of
private equity funds),  formerly,  until March 2000,  Chairman,  President and
Chief Executive Officer of A.G. Edwards Capital,  Inc.; formerly,  until March
1999,  Vice Chairman and Director of A.G.  Edwards,  Inc. and Vice Chairman of
A.G.  Edwards & Sons,  Inc. (its brokerage  company  subsidiary);  until March
1999,  Chairman of A.G.  Edwards  Trust  Company and A.G.E.  Asset  Management
(investment advisor);  until March 2000, a Director of A.G. Edwards & Sons and
A.G. Edwards Trust Company.

George C. Bowen, Trustee, Age: 64.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until April 1999) Mr. Bowen held the  following  positions:  Senior
Vice  President  (from  September  1987) and  Treasurer  (from  March 1985) of
OppenheimerFunds,  Inc; Vice President  (from June 1983) and Treasurer  (since
March  1985)  of   OppenheimerFunds,   Distributor,   Inc.,  a  subsidiary  of
OppenheimerFunds,  Inc. and the Trust's Sub-Distributor; Senior Vice President
(since February 1992),  Treasurer (since July 1991) Assistant  Secretary and a director (since December 1991) of the Manager;  Vice President  (since October
1989)  and  Treasurer  (since  April  1986) of  HarbourView  Asset  Management
Corporation;  President,  Treasurer  and  a  director  of  Centennial  Capital
Corporation  (since June 1989);  Vice  President and  Treasurer  (since August
1978) and Secretary  (since April 1981) of Shareholder  Services,  Inc.;  Vice
President,  Treasurer and Secretary of Shareholder  Financial  Services,  Inc.
(since November 1989);  Assistant  Treasurer of Oppenheimer  Acquisition Corp.
(since  March 1998);  Treasurer  of  Oppenheimer  Partnership  Holdings,  Inc.
(since November 1989);  Vice President and Treasurer of Oppenheimer Real Asset
Management,   Inc.   (since  July   1996);   Treasurer   of   OppenheimerFunds
International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).

Edward L. Cameron, Trustee, Age: 62
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (from  1974-1999)  a  partner  with  PricewaterhouseCoopers  LLC (an
accounting  firm)  and  Chairman,   Price  Waterhouse  LLP  Global  Investment
Management Industry Services Group (from 1994-1998).

Jon S. Fossel, Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until  October 1996)  Chairman and a director of  OppenheimerFunds,
Inc.; President and a director of Oppenheimer  Acquisition Corp.,  Shareholder
Services, Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Trustee, Age: 60.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly  (until  October  1994)  Chairman  and  Chief  Executive  Officer  of
OppenheimerFunds  Services,  Chairman,  Chief Executive Officer and a director of Shareholder Services,  Inc., Chairman, Chief Executive Officer and director of  Shareholder  Financial  Services,  Inc.,  Vice  President  and director of
Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

Richard F. Grabish*, Trustee, Age: 52.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President,  Assistant  Director of Sales and Marketing since March
1997, and Manager of Private Client Services since June 1985 for A.G.  Edwards
&  Sons,  Inc.   (broker/dealer  and  investment  firm).  Chairman  and  Chief
Executive  Officer of A.G.  Edwards Trust Company since March 2001).  Director of A.G.  Edwards & Sons,  Inc. since March 1988);  formerly (until March 1987)
President and Vice Chairman of A.G. Edwards Trust Company.

C. Howard Kast, Trustee, Age: 79.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age: 79.
6803 South Tucson Way, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

F. William Marshall, Jr., Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until 1999)  Chairman of SIS & Family Bank,  F.S.B.  (formerly  SIS
Bank); President,  Chief Executive Officer and Director of SIS Bankcorp., Inc.
and SIS Bank  (formerly  Springfield  Institution  for  Savings)  (1993-1999);
Executive Vice President  (until 1999) of Peoples  Heritage  Financial  Group,
Inc.;  Chairman and Chief Executive  Office of Bank of Ireland First Holdings,
Inc.  and First New  Hampshire  Banks  (1990-1993);  Trustee  (since  1996) of
MassMutual  Institutional  Funds and of MML Series  Investment  Fund (open-end investment companies).

Carol E. Wolf, Vice President and Portfolio Manager, Age: 49.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since June 2000) of OppenheimerFunds, Inc.; an officer and portfolio manager of other Oppenheimer funds; formerly Vice President of
OppenheimerFunds, Inc. (June 1990 - June 2000).

Barry D. Weiss, Vice President and Portfolio Manager, Age: 37.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President (since June 2001) of the Manager; an officer and portfolio manager of other Oppenheimer funds; formerly Senior Credit Analyst of the
Manager (February 2000 - June 2001); formerly Associate Director, Fitch IBCA
Inc. (April 1998 - February 2000); formerly News Director, Fitch Investors
Service (September 1996 - April 1998); formerly Senior Budget Analyst, City of New York, Office of Management & Budget (February 1990 - September 1996).

Andrew J. Donohue. Vice President and Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President (since January 1993),  General Counsel (since October
1991)  and a  director  (since  September  1995)  of  OppenheimerFunds,  Inc.;
Executive Vice  President and General  Counsel  (since  September  1993) and a
director  (since  January  1992)  of   OppenheimerFunds   Distributor,   Inc.;
Executive Vice  President,  General  Counsel and a director  (since  September
1995) of  HarbourView  Asset  Management  Corporation,  Shareholder  Services,
Inc.,  Shareholder  Financial  Services,   Inc.  and  Oppenheimer  Partnership
Holdings,  Inc., of OFI Private  Investments,  Inc. (since March 2000), and of
Oppenheimer  Trust Company  (since May 2000);  President and a director of the
Manager (since September 1995) and of Oppenheimer Real Asset Management,  Inc.
(since July 1996);  Vice President and a director  (since  September  1997) of
OppenheimerFunds  International  Ltd. and Oppenheimer  Millennium Funds plc; a
director  (since  April  2000) of  OppenheimerFunds  Legacy  Program;  General
Counsel  (since May 1996) and  Secretary  (since  April  1997) of  Oppenheimer
Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice  President and Treasurer  (since March 1999) of  OppenheimerFunds,
Inc.;   Treasurer   (since  March  1999)  of  HarbourView   Asset   Management
Corporation,  Shareholder  Services,  Inc.,  Oppenheimer Real Asset Management
Corporation,  Shareholder Financial Services, Inc. and Oppenheimer Partnership
Holdings,  Inc., of OFI Private  Investments,  Inc.  (since March 2000) and of
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since May 2000);  Treasurer and Chief  Financial  Officer (since May 2000) of
Oppenheimer  Trust  Company;   Assistant   Treasurer  (since  March  1999)  of
Oppenheimer  Acquisition  Corp.  and of  the  Manager;  an  officer  of  other
Oppenheimer funds;  formerly  Principal and Chief Operating  Officer,  Bankers
Trust Company - Mutual Fund Services  Division (March 1995 - March 1999); Vice
President  and  Chief  Financial   Officer  of  CS  First  Boston   Investment
Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 53.
Two World Trade Center, New York, New York 10048-0203

Senior Vice President  (since May 1985) and Associate  General  Counsel (since
May  1981) of  OppenheimerFunds,  Inc.;  Assistant  Secretary  of  Shareholder
Services,  Inc. (since May 1985),  Shareholder Financial Services, Inc. (since
November   1989);   OppenheimerFunds   International   Ltd.  and   Oppenheimer
Millennium  Funds plc (since  October 1997);  an officer of other  Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112

Vice  President  of  OppenheimerFunds,  Inc.  (since May 1996);  an officer of other  Oppenheimer  funds;  formerly an Assistant Vice President (April 1994 -
May 1996) and a Fund Controller of OppenheimerFunds, Inc.

Scott T. Farrar, Assistant Treasurer, Age: 36.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of  OppenheimerFunds,   Inc.  (since  May  1996);   Assistant
Treasurer  of  Oppenheimer  Millennium  Funds plc  (since  October  1997);  an officer of other  Oppenheimer  funds;  formerly an  Assistant  Vice  President
(April 1994 - May 1996) and a Fund Controller of OppenheimerFunds, Inc.

o     Remuneration  of  Trustees.  The  officers of the Fund and Mr. Swain are affiliated  with the Manager and receive no salary or fee from the Fund..  The remaining  Trustees of the Fund  received the  compensation  shown below.  The compensation  from the Fund was paid  during  its  fiscal  year ended June 30,
2001.  The  compensation  from  all  of  the  Denver-based  Oppenheimer  funds includes  the  Fund  and is  compensation  received  as a  director,  trustee, managing  general  partner or member of a  committee  of the Board  during the calendar year 2000.

  -----------------------------------------------------------------------------

                               Aggregate         Total Compensation
  Trustee's Name               Compensation      from all Denver-Based
  and Other Positions2         from Trust        Oppenheimer Funds1

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  William L. Armstrong         $_______          $_______
  Review Committee Member

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Robert G. Avis               $_______          $_______

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  George C. Bowen              $_______          $_______
  Review Committee Member

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Edward L. Cameron            $_______          $_______
  Audit Committee Chairman

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

         Jon S. Fossel         $_______          $_______
  Review Committee Chairman

                               ------------------------------------------------
  -----------------------------------------------------------------------------

          Sam Freedman         $_______          $_______
  Review Committee Member

                               ------------------------------------------------
  -----------------------------------------------------------------------------

       Richard F. Grabish

                               ------------------------------------------------
  -----------------------------------------------------------------------------

  C. Howard Kast               $_______          $_______
  Audit Committee Member

                               ------------------------------------------------
  -----------------------------------------------------------------------------

  Robert M. Kirchner           $_______          $_______

  -----------------------------------------------------------------------------
                               ------------------------------------------------

  F. William Marshall          $_______          $_______
  Audit Committee Member

  -----------------------------------------------------------------------------

1.    For the 2000 calendar year.

2.    Effective July 1, 2000, Messrs.  Baker and Steel resigned as Trustees of the Trust.

      o  Deferred  Compensation  Plan for Trustees.  The Trustees have adopted a Deferred  Compensation Plan for disinterested  Trustees that enables them to elect to  defer  receipt  of all or a  portion  of the  annual  fees  they are entitled  to  receive  from  the  Trust.  Under  the  plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the Trustee  under this plan will be  determined based upon the performance of the selected funds.

      Deferral  of fees of the  Trustees  under this plan will not  materially affect the  Trust's  assets,  liabilities  or net income per share.  This plan will not  obligate  the Trust to retain the  services of any Trustee or to pay any  particular  level of  compensation  to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission,  the Trust may invest in the funds  selected by any Trustee  under this plan without  shareholder  approval for the limited  purpose of  determining  the value of the Trustees'  deferred fee accounts.

      |X|               Major  Shareholders.  As of October  10, 2001 the only
person  who owned of record or was known by the Trust to own  beneficially  5%
or more of the  Trust's  outstanding  retail  shares was A.G.  Edwards & Sons,
Inc.  1 North  Jefferson  Avenue,  St.  Louis,  Missouri  63103,  which  owned
_________________  shares of the Trust  which  was  _____% of the  outstanding shares of the Trust on that date,  for accounts of its customers  none of whom individually owned more than 5% of the outstanding shares.

The  Manager.  The  Manager,   Centennial  Asset  Management  Corporation,  is
wholly-owned by OppenheimerFunds,  Inc., which is a wholly-owned subsidiary of
Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company.

      The portfolio managers of the Trust are principally  responsible for the day-to-day  management of the Trust's investment  portfolio.  Other members of
the  Manager's  fixed-income   portfolio  department,   particularly  security
analysts,  traders and other portfolio  managers,  have broad  experience with fixed-income  securities.  They provide the Trust's  portfolio  managers  with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Trust,  the Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent improper  personal trading by certain  employees,  including  portfolio  managers,  that would compete with or take  advantage  of the  Trust's  portfolio  transactions.  Covered persons  include  persons with knowledge of the  investments and investment intentions  of the Trust and other funds  advised by the Manager.  The Code of  Ethics  does  permit  personnel  subject  to  the  Code  to  invest  in securities,  including  securities  that  may be  purchased  or held by the
   Trust,  subject to a number of restrictions  and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Trust's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the
SEC's Internet website at http://www.sec.gov. Copies may be obtained, after
                          ------------------
paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
         -------------------
Section, Washington, D.C. 20549-0102.

      |X|               The  Investment   Advisory   Agreement.   The  Manager
provides  investment  advisory and  management  services to the Trust under an investment  advisory  agreement between the Manager and the Trust. The Manager selects  securities  for the Trust's  portfolio  and  handles  its  day-to-day business.  The agreement requires the Manager,  at its expense, to provide the
Trust with adequate office space,  facilities and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical  personnel  required  to  provide  effective  administration  for the
Trust.  Those  responsibilities  include the  compilation  and  maintenance of records  with  respect  to its  operations,  the  preparation  and  filing  of specified  reports,  and  composition  of  proxy  materials  and  registration statements for continuous public sale of shares of the Trust.

      Expenses  not  expressly  assumed by the  Manager  under the  investment advisory  agreement are paid by the Trust. The investment  advisory  agreement lists examples of expenses paid by the Trust. The major  categories  relate to interest,  taxes,  fees to  unaffiliated  Trustees,  legal and audit expenses, custodian and transfer agent expenses,  share issuance costs, certain printing and  registration  costs  and  non-recurring  expenses,  including  litigation costs.  The  management  fees paid by the Trust to the Manager are  calculated at the rates described in the Prospectus.

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      1999                                 $57,461,310
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2000                                 $62,139,589
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      2001                                 $__________

---------------------------------------------------------------------------------

      Under the  investment  advisory  agreement,  the  Manager  has agreed to reimburse the Trust to the extent that the Trust's total  expenses  (including the management fee but excluding interest,  taxes, brokerage commissions,  and extraordinary  expenses  such as  litigation  costs) exceed in any fiscal year the lesser  of:  (i) 1.5% of average  annual net assets of the Trust up to $30 million plus 1% of the average  annual net assets in excess of $30 million or;
(ii) 25% of the total annual  investment income of the Trust. For fiscal years ended June 30, 1999,  June 30, 2000, and June 30, 2001 the  reimbursements  by the Manager to the Trust were $0, $0, and _____respectively.

    The investment  advisory  agreement provides that the Manager shall not be liable  for any loss  sustained  by reason of the  adoption  of an  investment
policy  or  the   purchase,   sale  or   retention  of  any  security  on  its
recommendation,  whether or not such recommendation shall have been based upon its own investigation and research or upon  investigation and research made by any other individual,  firm or corporation,  if such recommendation shall have been made and such  other  individual,  firm or  corporation  shall  have been selected  with  due care  and in good  faith,  provided  that  nothing  in the agreement  shall be construed to protect the Manager  against any liability to the Trust or its shareholders by reason of willful  misfeasance,  bad faith or gross  negligence  in the  performance  of its  duties,  or by  reason  of its reckless disregard of its obligations and duties under the agreement.

      |X|               The  Distributor.   Under  its  General  Distributor's
Agreement with the Trust,  Centennial Asset Management Corporation acts as the
Trust's  principal  underwriter  and  Distributor  in  the  continuous  public offering of the Trust's  shares.  The  Distributor  is not obligated to sell a specific  number  of  shares.  The  Distributor  bears the  expenses  normally attributable  to sales,  including  advertising  and the cost of printing  and mailing  prospectuses,  other than those  furnished to existing  shareholders.
The Trust's Sub-Distributor is OppenheimerFunds Distributors, Inc.

Portfolio  Transactions.  Portfolio  decisions are based upon  recommendations and judgment of the Manager  subject to the overall  authority of the Board of
Trustees.  Most purchases made by the Trust are principal  transactions at net prices,  so the Trust  incurs  little or no brokerage  costs.  The Trust deals directly  with the selling or  purchasing  principal or market  maker  without incurring  charges  for the  services  of a broker on its  behalf  unless  the
Manager  determines  that a better price or execution may be obtained by using
the   services  of  a  broker.   Purchases  of   portfolio   securities   from
underwriters  include a  commission  or  concession  paid by the issuer to the underwriter,  and purchases from dealers  include a spread between the bid and asked prices.

      The  Trust  seeks to  obtain  prompt  execution  of  orders  at the most favorable net price. If  broker/dealers  are used for portfolio  transactions, transactions  may be  directed  to  broker/dealers  for  their  execution  and research  services.  The research services provided by a particular broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  Investment  research  received for the commissions of those other accounts  may be  useful  both to the  Trust  and  one or  more of such  other accounts.  Investment  research  services  may be supplied to the Manager by a third party at the instance of a broker  through  which trades are placed.  It may include  information  and analyses on particular  companies and industries as well as market or  economic  trends  and  portfolio  strategy,  receipt  of market quotations for portfolio  evaluations,  information  systems,  computer hardware  and  similar  products  and  services.  If a research  service  also assists the Manager in a  non-research  capacity (such as bookkeeping or other
administrative  functions),   then  only  the  percentage  or  component  that
provides assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and  comparisons  for  consideration,  and helps the Manager obtain market  information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

      Subject to applicable  rules  covering the Manager's  activities in this area,  sales of shares  of the Trust  and/or  the other  investment  companies managed  by  the  Manager  or  distributed  by the  Distributor  may  also  be considered  as a factor in the  direction  of  transactions  to dealers.  That must be done in conformity with the price,  execution and other considerations and  practices  discussed  above.  Those other  investment  companies may also give  similar  consideration  relating to the sale of the Trust's  shares.  No portfolio  transactions  will be handled by any securities  dealer  affiliated with the Manager.

      The Trust may experience  high portfolio  turnover that may increase the
Trust's transaction costs. However, since brokerage  commissions,  if any, are small,  high turnover  does not have an  appreciable  adverse  effect upon the income of the Trust.

Service Plan

The  Trust  has  adopted  a  Service  Plan for the  shares.  The plan has been approved  by a vote of the Board of  Trustees,  including  a  majority  of the
Independent Trustees2, cast in person at a meeting  called for the  purpose of voting on that plan.

      Under the plan,  the Manager and the  Distributor  may make  payments to affiliates  and, in their sole  discretion,  from time to time,  may use their own  resources  (at no direct cost to the Trust) to make  payments to brokers, dealers or other financial  institutions for  distribution and  administrative services they  perform.  The Manager may use its profits from the advisory fee it receives from the Trust.  In their sole  discretion,  the  Distributor  and the Manager may  increase  or decrease  the amount of payments  they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the Trust's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan.  A plan may be  terminated  at any time by the  vote of a  majority  of the  Independent  Trustees  or by the vote of the holders of a  "majority"  (as defined in the  Investment  Company  Act) of the outstanding shares of the Trust.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments  to a plan.  An  amendment  to  increase  materially  the amount of payments  to be made under a plan must be  approved by  shareholders of the class affected by the  amendment.  The approval must be by a "majority"
(as defined in the Investment Company Act) of the shares.

      While the plan is in effect,  the  Treasurer of the Trust shall  provide separate  written  reports  on the  plan to the  Board  of  Trustees  at least quarterly  for  its  review.  The  Reports  shall  detail  the  amount  of all payments  made  under the plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent
Trustees.

      The  plan  states  that  while  it  is  in  effect,  the  selection  and nomination of those Trustees of the Trust who are not "interested  persons" of the Trust is committed to the  discretion of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under the plan,  no payment will be made to any recipient in any quarter in which  the  aggregate  net  asset  value of all  Trust  shares  held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any,  that  may be set  from  time to time by a  majority  of the  Independent
Trustees.  The  Board of  Trustees  has set no  minimum  amount  of  assets to qualify for payments under the plan.

      |X|   Service  Plan  Fees.  Under  the  service  plan,  the  Distributor currently  uses the fees it receives  from the Trust to pay  brokers,  dealers and other financial  institutions  (they are referred to as "recipients")  for personal  services  and account  maintenance  services  they provide for their customers  who hold shares.  The services  include,  among  others,  answering customer inquiries about the Trust,  assisting in establishing and maintaining accounts  in the Trust,  making the Trust's  investment  plans  available  and providing other services at the request of the Trust or the  Distributor.  The service  plan permits  reimbursements  to the  Distributor  at a rate of up to
0.20% of average  annual net assets of the shares.  While the plan permits the
Board to  authorize  payments  to the  Distributor  to  reimburse  itself  for services  under the  plan,  the  Board  has not yet done so.  The  Distributor makes  payments to plan  recipients  quarterly at an annual rate not to exceed
0.20% of the  average  annual  net  assets  consisting  of shares  held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2001 payments  under the plan totaled
$_________,  all of which  was paid by the  Distributor  to  recipients.  That included  $_______paid  to an affiliate of the  Distributor's  parent company.
For the fiscal year ended June 30, 2001,  the Manager paid, in the  aggregate,
$__________ in fees out of its own resources for distribution assistance.  Any unreimbursed  expenses  the  Distributor  incurs with respect to the shares in any fiscal year cannot be recovered in subsequent  years.  The Distributor may not use payments received under the plan to pay any of its interest  expenses, carrying charges, or other financial costs, or allocation of overhead.

                           Performance of the Trust

Explanation of Performance  Terminology.  The Trust uses a variety of terms to
illustrate  its  performance.   These  terms  include   "yield,"   "compounded
effective  yield" and "average  annual total  return." An  explanation  of how yields and total returns are  calculated is set forth below.  The charts below show the Trust's  performance  as of the Trust's most recent  fiscal year end.
You  can  obtain  current  performance  information  by  calling  the  Trust's
Transfer Agent at 1.800.525.9310.

      The Trust's  illustrations  of its  performance  data in  advertisements must  comply  with rules of the  Securities  and  Exchange  Commission.  Those rules  describe the types of  performance  data that may be used and how it is to be  calculated.  If the  Trust  shows  total  returns  in  addition  to its yields,  the returns must be for the 1-, 5- and 10-year  periods  ending as of
the  most  recent   calendar   quarter  prior  to  the   publication   of  the
advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare  the Trust's  performance  to the  performance  of other funds for the same periods.  However,  a number of factors should be considered before using the Trust's  performance  information  as a basis for  comparisons  with other investments:

      |_|   Yields  and  total   returns   measure   the   performance   of  a
      hypothetical  account in the Trust over various  periods and do not show
      the   performance  of  each   shareholder's   account.   Your  account's
      performance will vary from the model  performance data if your dividends are received in cash,  or you buy or sell shares  during the period,  or you bought your  shares at a different  time than the shares used in the model.
      |_|                             An   investment  in  the  Trust  is  not
      insured by the FDIC or any other government agency.
      |_|                             The  Trust's   yield  is  not  fixed  or
      guaranteed and will fluctuate.
      |_|                             Yields and total  returns  for any given
      past period represent  historical  performance  information and are not, and should not be considered, a prediction of future yields or returns.

         |_|            Yields.  The Trust's  current yield is calculated  for
a  seven-day  period  of time as  follows.  First,  a base  period  return  is calculated  for the  seven-day  period by  determining  the net  change in the value  of  a  hypothetical  pre-existing  account  having  one  share  at  the beginning of the seven-day period.  The change includes  dividends declared on the  original  share and  dividends  declared  on any  shares  purchased  with dividends  on that  share,  but such  dividends  are  adjusted  to exclude any realized  or  unrealized  capital  gains or  losses  affecting  the  dividends declared.  Next,  the base period  return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The  yield  as  calculated   above  may  vary  for  accounts  less  than
approximately  $100 in value due to the  effect  of  rounding  off each  daily dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any realized or unrealized  gains or  losses on the  Trust's  portfolio  securities  which may affect  dividends.  Therefore,  the  return  on  dividends  declared  during a period  may not be the  same on an  annualized  basis  as the  yield  for that period.

      o  Total  Return  Information.  There  are  different  types  of  "total returns"  to measure the Trust's  performance.  Total  return is the change in value of a hypothetical  investment in the Trust over a given period, assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  The  cumulative  total  return  measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average  rate of return for each year in a period  that would  produce the cumulative  total  return  over the entire  period.  However,  average  annual total  returns do not show  actual  year-by-year  performance.  The Trust uses standardized  calculations  for its total  returns as  prescribed  by the SEC.
The methodology is discussed below.

         |_|      Average  Annual  Total  Return.  The  "average  annual total return" of each class is an average annual  compounded rate of return for each year in a  specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)  held  for a number  of  years  ("n")  to  achieve  an  Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

         |_|      Cumulative  Total  Return.  The  "cumulative  total  return"
calculation  measures  the  change in value of a  hypothetical  investment  of
$1,000 over an entire period of years.  Its calculation  uses some of the same factors as average  annual total  return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

---------------------------------------------------------------------------------

     Yield         Compounded       Average Annual Total Returns (at 6/30/01)
 (7 days ended   Effective Yield
    6/30/01)      (7 days ended
                    6/30/01)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                     1-Year          5 Years        10 Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

       %                %               %               %               %

---------------------------------------------------------------------------------

      |X|               Other Performance  Comparisons.  Yield information may
be useful to  investors in reviewing  the Trust's  performance.  The Trust may make comparisons  between its yield and that of other  investments,  by citing various  indices such as The Bank Rate  Monitor  National  Index  (provided by
Bank Rate Monitor(TM))  which measures the average rate paid on bank money market accounts,  NOW accounts and  certificates of deposits by the 100 largest banks and thrifts in the top ten metro  areas.  When  comparing  the  Trust's  yield with that of other  investments,  investors  should  understand  that  certain
other  investment   alternatives   such  as  certificates  of  deposit,   U.S.
government  securities,  money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time,  the  Trust may  include  in its  advertisements  and sales  literature  performance  information  about  the  Trust  cited in other newspapers  and  periodicals,  such as The New York  Times,  which may include performance quotations from other sources.

            From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
            industries,   sectors,   securities  markets,  countries  or
            regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

                       A B O U T Y O U R A C C O U N T

                              How to Buy Shares

Determination  of Net Asset Value Per Share.  The net asset value per share of the  Trust is  determined  twice  each day  that the New York  Stock  Exchange
("Exchange")  is open,  at 12:00  Noon and at 4:00  P.M,  on each day that the
Exchange  is open,  by  dividing  the value of the  Trust's  net assets by the total number of shares  outstanding.  All references to time in this Statement of  Additional  Information  mean New York time.  The  Exchange's  most recent annual  announcement (which is subject to change) states that it will close on
New Year's  Day,  Martin  Luther  King Jr. Day,  Washington's  Birthday,  Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and
Christmas Day.  It may also close on other days.

      The Trust's Board of Trustees has adopted the  amortized  cost method to value the Trust's  portfolio  securities.  Under the amortized cost method,  a security is valued initially at its cost and its valuation  assumes a constant amortization  of any premium or accretion of any  discount,  regardless of the impact of  fluctuating  interest  rates on the market  value of the  security.
This method does not take into  consideration any unrealized  capital gains or losses  on  securities.  While  this  method  provides  certainty  in  valuing securities,  in  certain  periods  the  value  of  a  security  determined  by amortized  cost may be higher or lower than the price the Trust would  receive if it sold the security.

      The Trust's  Board of Trustees  has  established  procedures  reasonably designed to  stabilize  the Trust's net asset value at $1.00 per share.  Those procedures  include  a  review  of the  valuations  of the  Trust's  portfolio holdings by the Board of  Trustees,  at  intervals  it deems  appropriate,  to determine  whether the Trust's net asset value  calculated by using  available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any  deviation  between the  Trust's  net asset  value  based upon  available  market  quotations  and amortized  cost.  If the Trust's net asset value were to deviate from $1.00 by more than 0.5%,  Rule 2a-7  requires  the Board of Trustees  to consider  what action,  if any,  should  be  taken.  If they  find  that  the  extent  of the
deviation  may  cause  a  material   dilution  or  other  unfair   effects  on
shareholders,  the Board of Trustees  will take  whatever  steps it  considers appropriate  to eliminate or reduce the  dilution,  including,  among  others, withholding or reducing  dividends,  paying  dividends from capital or capital gains,  selling  portfolio  instruments  prior to maturity to realize  capital gains or losses or to  shorten  the  average  maturity  of the  portfolio,  or calculating net asset value per share by using available market quotations.

      During periods of declining  interest  rates,  the daily yield on shares of the Trust may tend to be lower (and net  investment  income  and  dividends higher) than those of a fund holding the  identical  investments  as the Trust but  which  used a method of  portfolio  valuation  based on market  prices or estimates of market  prices.  During  periods of rising  interest  rates,  the daily  yield of the Trust  would  tend to be higher  and its  aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The  information  below  supplements  the terms and  conditions  for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for  clearance,  the Bank will  ask the  Trust to  redeem a  sufficient  number  of full and  fractional shares in the  shareholder's  account to cover the  amount of the check.  This enables the shareholder to continue receiving  dividends on those shares until the check is presented to the Trust.  Checks may not be presented  for payment at the  offices of the Bank or the Trust's  Custodian.  This  limitation  does not  affect the use of checks  for the  payment of bills or to obtain  cash at other banks.  The Trust  reserves the right to amend,  suspend or  discontinue offering checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the Checkwriting  privilege, by signing the Account  Application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other  fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust,  its Transfer Agent and any bank through which the
         Trust's  drafts  (checks)  are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
      (4)               specifically  acknowledges  that  if  they  choose  to
         permit checks to be honored if there is a single  signature on checks
         drawn  against  joint   accounts,   or  accounts  for   corporations,
         partnerships,  trusts or other  entities,  the  signature  of any one signatory on a check will be sufficient to authorize  payment of that check  and  redemption  from the  account,  even if that  account  is registered  in the  names of more  than one  person  or more than one
         authorized   signature  appears  on  the  Checkwriting  card  or  the
         Application, as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges  and agrees that neither the Trust nor its bank shall incur any  liability  for that  amendment or  termination  of  checkwriting privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions  proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would  normally  authorize the wire to be made,  which is usually the Trust's next regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on which  the  Trust  is open for  business.  No distributions  will  be paid  on the  proceeds  of  redeemed  shares  awaiting transfer by Federal Funds wire

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans, 401(k) plans or
pension  or   profit-sharing   plans   should  be   addressed   to   "Trustee,
OppenheimerFunds  Retirement  Plans,"  c/o the  Transfer  Agent at its address listed in "How To Sell Shares" in the  Prospectus or on the back cover of this
Statement of Additional Information.  The request must

(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform  to  the   requirements  of  the  plan  and  the  Trust's  other
         redemption requirements.

      Participants      (other     than     self-employed      persons)     in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Trust held in the name of the plan or its fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the
distribution  may  be  delayed.   Unless  the  shareholder  has  provided  the
Transfer  Agent with a  certified  tax  identification  number,  the  Internal
Revenue Code requires that tax be withheld from any  distribution  even if the shareholder  elects not to have tax  withheld.  The Trust,  the  Manager,  the
Distributor   the   Sub-Distributor,   and  the   Transfer   Agent  assume  no
responsibility  to determine  whether a distribution  satisfies the conditions of  applicable  tax laws and will  not be  responsible  for any tax  penalties assessed in connection with a distribution.

How to Exchange Shares

As stated in the Prospectus,  direct  shareholders  can exchange shares of the
Trust for Class A shares of any of the following eligible funds:

Oppenheimer Bond Fund                     Oppenheimer  Main Street Growth & Income
                                          Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund           Oppenheimer Mid Cap Value Fund
Oppenheimer Champion Income Fund          Oppenheimer Multiple Strategies Fund
Oppenheimer Concentrated Growth Fund      Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund   OSM1 - Mercury Advisors S&P 500 Index
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Developing Markets Fund       Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer New York Municipal Fund
Oppenheimer Value Fund                    Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund                Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Growth Fund          OSM1 - QM Active Balanced Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Balanced Value Fund

                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Enterprise Fund               Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Europe Fund                   Inc.

Oppenheimer Florida Municipal Fund        Oppenheimer Quest Opportunity Value Fund
OSM1- Gartmore Millennium Growth Fund     Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                   Oppenheimer Real Asset Fund
Oppenheimer Global Growth & Income Fund   OSM1 - Salomon Brothers Capital Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer Intermediate Municipal Fund   Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund       Oppenheimer Trinity Core Fund
Oppenheimer International Growth Fund     Oppenheimer Trinity Growth Fund
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund                Oppenheimer U.S. Government Trust
Oppenheimer Large Cap Growth Fund         Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
and the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers

      Shares of the Trust  purchased  without a sales  charge may be exchanged for shares of an eligible  fund  offered  with a sales  charge upon payment of the sales charge.  Shares of the Trust acquired by  reinvestment  of dividends or  distributions  from the Trust or any of the other  eligible  funds  (other than  Oppenheimer  Cash Reserves) or from any unit investment  trust for which
reinvestment   arrangements  have  been  made  with  the  Distributor  may  be exchanged at net asset value for shares of any of the eligible funds.

      |_|               Limits  on  Multiple   Exchange   Orders.   The  Trust
reserves the right to reject telephone or written exchange requests  submitted in bulk by anyone on behalf  of more than one  account.  The Trust may  accept requests for  exchanges of up to 50 accounts per day from  representatives  of authorized dealers that qualify for this privilege.

      |_|               Telephone  Exchange  Requests.  When exchanging shares
by telephone,  a direct  shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the  investor  must obtain a prospectus of that fund before the exchange  request may be submitted.  If all telephone  lines are busy (which might occur,  for example,  during periods of substantial  market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |_|               Processing  Exchange Requests.  Shares to be exchanged
are  redeemed on the  regular  business  day the  Transfer  Agent  receives an exchange request in proper form (the "Redemption Date").  Normally,  shares of the  fund to be  acquired  are  purchased  on the  Redemption  Date,  but such purchases  may be  delayed  by  either  fund  up to five  business  days if it determines  that it would be  disadvantaged  by an  immediate  transfer of the redemption  proceeds.  The Trust  reserves the right,  in its  discretion,  to refuse any exchange  request that may  disadvantage  it (for  example,  if the receipt  of  multiple  exchange  requests  from a  dealer  might  require  the disposition  of  portfolio  securities  at a time or at a price  that might be disadvantageous to the Trust).

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information  or would  include  shares  covered by a share  certificate  that is not  tendered  with the  request.  In those cases,
only  the  shares   available  for  exchange   without   restriction  will  be
exchanged.

      The different  eligible  funds  available  for exchange  have  different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  Federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase  of shares of another.  The Trust,  the  Distributor,  the
Sub-Distributor,  and the Transfer Agent are unable to provide investment, tax or legal advice to a  shareholder  in connection  with an exchange  request or any other investment transaction.

      The Trust may amend,  suspend or terminate the exchange privilege at any time.  Although,  the Trust may  impose  these  changes  at any time,  it will provide you with notice of those  changes  whenever it is required to do so by applicable  law.  It may be  required  to  provide  60 days  notice  prior  to materially  amending  or  terminating  the  exchange  privilege.  That  60-day notice is not required in extraordinary circumstances.

                             Dividends and Taxes

Tax  Status of the  Trust's  Dividends  and  Distributions.  The  federal  tax treatment  of  the  Trust's  dividends  and  capital  gains  distributions  is explained  in the  Prospectus  under the  caption  "Distributions  and Taxes."
Under the  Internal  Revenue  Code,  by December 31 each year,  the Trust must distribute 98% of its taxable  investment income earned from January 1 through
December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current year. It
if  does  not,   the  Trust  must  pay  an  excise  tax  on  the  amounts  not distributed.  It is  presently  anticipated  that the Trust  will  meet  those requirements.  However,  the Board of Trustees and the Manager might determine in a  particular  year that it would be in the best  interest of  shareholders for the Trust not to make  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital  gains  available  for  distribution  to  shareholders.  The
Trust's  dividends will not be eligible for the  dividends-received  deduction for corporations.

      If the Trust  qualifies as a "regulated  investment  company"  under the
Internal  Revenue  Code,  it will not be liable for  federal  income  taxes on amounts paid by it as distributions.  That qualification  enables the Trust to
"pass through" its income and realized  capital gains to shareholders  without having  to pay tax on them.  The Trust  qualified  as a  regulated  investment company in its last fiscal year and  intends to qualify in future  years,  but reserves  the right not to  qualify.  The  Internal  Revenue  Code  contains a number of complex tests to determine  whether the Trust  qualifies.  The Trust might not meet those tests in a particular  year. If it does not qualify,  the
Trust will be treated for tax  purposes as an  ordinary  corporation  and will receive no tax deduction for payments of distributions made to shareholders.

      Dividends,  distributions  and the proceeds of the  redemption  of Trust shares  represented  by checks  returned to the  Transfer  Agent by the Postal
Service as  undeliverable  will be invested in shares of the Trust as promptly as possible  after the return of such checks to the Transfer  Agent,  in order to enable the investor to earn a return on otherwise idle funds.

Dividend  Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains  distributions in Class A shares  of  any  eligible  fund  listed  above.  To  elect  this  option,  the shareholder  must  notify  the  Transfer  Agent in  writing  and must  have an existing  account  in the  fund  selected  for  reinvestment.  Otherwise,  the shareholder  first must obtain a prospectus  for that fund and an  application from the  Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

                    Additional Information About the Trust

The  Distributor.  The Trust's  shares are sold through  dealers,  brokers and
other   financial   institutions   that  have  a  sales   agreement  with  the
Sub-Distributor.  The  Distributor  and the  Sub-Distributor  also  distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder  Services,  Inc. the Trust's  Transfer Agent,
is  responsible  for  maintaining   the  Trust's   shareholder   registry  and
shareholder  accounting records, and for paying dividends and distributions to
shareholders  of  the  Trust.  It  also  handles  shareholder   servicing  and
administrative functions.  It is paid on a "at-cost" basis.

The  Custodian.  Citibank,  N.A. is the Custodian of the Trust's  assets.  The
Custodian's  responsibilities include safeguarding and controlling the Trust's portfolio  securities and handling the delivery of such securities to and from the Trust.  It will be the  practice  of the Trust to deal with the  Custodian in a manner  uninfluenced by any banking  relationship  the Custodian may have with the  Manager  and its  affiliates.  The Trust's  cash  balances  with the
Custodian  in  excess  of  $100,000  are  not  protected  by  federal  deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  Deloitte & Touche LLP are the independent  auditors of the Trust.  They audit the Trust's  financial  statements  and  perform  other related  audit  services.  They  also  act as  auditors  for the  Manager  and
OppenheimerFunds,  Inc. and for certain other funds advised by the Manager and its affiliates.

                                  Appendix A

                      Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services,  a division of The McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:
------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's Investors Service, Inc.  ("Moody's")

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Ratings Services,  a division of The McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch, Inc. ("Fitch")

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A-

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

                                  Appendix B

------------------------------------------------------------------------------
                           Industry Classifications
------------------------------------------------------------------------------

Aerospace/Defense                       Food and Drug Retailers
Air Transportation                      Gas Utilities
Asset-Backed                            Health Care/Drugs
Auto Parts and Equipment                Health Care/Supplies & Services
Automotive                              Homebuilders/Real Estate
Bank Holding Companies                  Hotel/Gaming
Banks                                   Industrial Services
Beverages                               Information Technology
Broadcasting                            Insurance
Broker-Dealers                          Leasing & Factoring
Building Materials                      Leisure
Cable Television                        Manufacturing
Chemicals                               Metals/Mining
Commercial Finance                      Nondurable Household Goods
Communication Equipment                 Office Equipment
Computer Hardware                       Oil - Domestic
Computer Software                       Oil - International
Conglomerates                           Paper
Consumer Finance                        Photography
Consumer Services                       Publishing
Containers                              Railroads & Truckers
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Wholesalers                        Specialty Printing
Durable Household Goods                 Specialty Retailing
Education                               Steel
Electric Utilities                      Telecommunications - Long Distance
Electrical Equipment                    Telephone - Utility
Electronics                             Textile, Apparel & Home Furnishings
Energy Services                         Tobacco
Entertainment/Film                      Trucks and Parts
Environmental                           Wireless Services
Food

C-2

------------------------------------------------------------------------------
Centennial Money Market Trust
------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112

                               Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1-800-525-9130

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

PX0150.001.1101

                        CENTENNIAL MONEY MARKET TRUST

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   (i) Restated  Declaration of Trust dated  February 26, 1986:  Previously filed  with  Registrant's  Post-Effective  Amendment  No. 14  (10/28/88),  and
refiled  with  Registrant's   Post-Effective   Amendment  No.  21  (10/28/94),
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Amendment  to Restated  Declaration  of Trust dated May 15,  1999:
Previously filed with Registrant's  Post-Effective Amendment No. 28 (8/27/99),
and incorporated herein by reference.

(b)   By-Laws,  as amended and restated  through October 24, 2000: To be filed by Post Effective Amendment.

(c)   (i)  Specimen  Share  Certificate:  Previously  filed with  Registrant's
Post-Effective   Amendment  No.  28  (8/27/99),  and  incorporated  herein  by reference.

      (ii) Form of Specimen Share  Certificate for Class Y shares:  Previously filed with  Registrant's  Post-Effective  Amendment  No. 29,  (10/28/99),  and
incorporated herein by reference.

(d)   Amended and Restated  Investment  Advisory  Agreement dated November 21,
1997:  Previously  filed with  Registrant's  Post  Effective  Amendment No. 25
(10/28/98),  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e)      (i)  General  Distributor's  Agreement  Centennial  Asset  Management
Corporation  dated October 13, 1992:  Previously filed with  Registrant's Post
Effective Amendment No. 20 (10/29/93), and incorporated herein by reference.

         (ii)    Sub-Distributor's    Agreement   between   Centennial   Asset
Management  Corporation and OppenheimerFunds  Distributor,  Inc. dated May 28,
1993:  Previously filed with Post-Effective  Amendment No. 20 (10/29/93),  and incorporated herein by reference.

         (iii)  Form  of  Dealer  Agreement  of  Centennial  Asset  Management
Corporation:   Previously  filed  with  Post-Effective  Amendment  No.  23  of
Centennial  Government Trust (Reg. No. 2-75912),  (11/1/94),  and incorporated herein by reference.

(f)   Form   of   Deferred    Compensation    Agreement   for    Disinterested
Trustees/Directors:   Filed  with  Post-Effective  Amendment  No.  40  to  the
Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),
(10/27/98), and incorporated herein by reference.

(g)   Custodian  Agreement.  dated  October 28,  1981:  Previously  filed with
Registrant's   Post-Effective   Amendment   No.  4  (1/5/83),   refiled   with
Registrant's Post-Effective Amendment No. 21 (10/28/94),  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel  dated  September  22,  1981:  Previously filed with  Registrant's  Post-Effective  Amendment  No. 3 (9/29/81),  refiled with  Registrant's  Post-Effective  Amendment No. 21  (10/28/94),  pursuant to
Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors' Consent: To be filed by Post Effective Amendment.
 .

(k)   Not applicable.

(l)   Not applicable.

(m)      Service Plan and Agreement  between  Registrant and Centennial  Asset
Management  Corporation  under Rule 12b-1 dated  August 24,  1993:  Previously filed with  Registrant's  Post-Effective  Amendment  No. 20,  (10/29/93),  and
incorporated herein by reference.

(n)         Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through August 22, 2000:  Previously filed with Post-Effective Amendment
   No.62, to the registration statement of Oppenheimer Money Market Fund,
   Inc. (Reg. No. 2-49887), (11/20/00), and incorporated herein by reference.

(o)                     Powers  of  Attorney  for all  Trustees/Directors  and
Officers except for Mr. Armstrong,  Mr. Cameron,  Mr. Marshall and Mr. Grabish
(including  Certified Board Resolutions):  Previously filed with Pre-Effective
Amendment No. 2 to the Registration  Statement of Oppenheimer  Select Managers
(Reg. No. 333-49774),  (2/8/01), and incorporated herein by reference.  Powers of Attorney for Mr.  Armstrong,  Mr.  Cameron,  Mr.  Marshall and Mr. Grabish:
Filed herewith.

(p)                     Amended   and   Restated   Code  of   Ethics   of  the
Oppenheimer  Funds  dated  March 1, 2000 under  Rule  17j-1 of the  Investment
Company Act of 1940: Previously filed with the initial Registration  Statement of Oppenheimer  Emerging  Growth Fund (Reg.  No.  333-44176),  (8/21/00),  and
incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
--------  ----------------------------------------------------

(a)   Centennial  Asset  Management  Corporation is the investment  adviser of the  Registrant;  it and certain  subsidiaries  and affiliates act in the same capacity to other registered  investment companies as described in Parts A and
B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of Centennial Asset Management  Corporation is, or at any
time  during the past two  fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position
with Centennial Asset               Other Business and Connections
Management Corporation              During the Past Two Years
----------------------              -------------------------

Robert Agan,
Vice President                      Vice  President of  Shareholder  Services,
Inc.

Andrew J. Donohue,
President and Director              Executive  Vice  President  (since January
                                    1993),   General  Counsel  (since  October
                                    1991)  and  a  director  (since  September
                                    1995)    of    OppenheimerFunds,     Inc.;
                                    Executive Vice President  (since September
                                    1993) and a director  (since January 1992)
                                    of  the  Sub-Distributor;  Executive  Vice
                                    President,  General Counsel and a director
                                    (since   September  1995)  of  HarbourView
                                    Asset Management Corporation,  Shareholder
                                    Services,   Inc.,   Shareholder  Financial
                                    Services,     Inc.     and     Oppenheimer
                                    Partnership   Holdings,   Inc.,   of   OFI
                                    Private  Investments,  Inc.  (since  March
                                    2000),  and of PIMCO Trust Company  (since
                                    May 2000);  President  and a  director  of
                                    Oppenheimer  Real Asset  Management,  Inc.
                                    (since July 1996);  Vice  President  and a
                                    director   (since   September   1997)   of
                                    OppenheimerFunds  International  Ltd.  and
                                    Oppenheimer   Millennium   Funds   plc;  a
                                    director    (since    April    2000)    of
                                    OppenheimerFunds    Legacy   Program,    a
                                    charitable  trust program  established  by
                                    the Manager;  General  Counsel  (since May
                                    1996) and Secretary  (since April 1997) of
                                    Oppenheimer  Acquisition Corp.; an officer
                                    of other Oppenheimer funds.

Katherine P. Feld,
Secretary and Director              Vice   President   and  Secretary  of  the
                                    Sub-Distributor  and of  OppenheimerFunds,
                                    Inc.;  Vice  President  and  Secretary  of
                                    Oppenheimer Real Asset  Management,  Inc.;
                                    Secretary of HarbourView  Asset Management
                                    Corporation,    Oppenheimer    Partnership
                                    Holdings,   Inc.,   Shareholder  Financial
                                    Services,  Inc. and Shareholder  Services,
                                    Inc.

Ray Olson,
Treasurer                           Assistant      Vice      President      of
                                    OppenheimerFunds, Inc.

Brian W. Wixted,
Assistant Treasurer                 Senior  Vice   President   and   Treasurer
                                    (since  March  1999) of  OppenheimerFunds,
                                    Inc.,    HarbourView    Asset   Management
                                    Corporation,  Shareholder Services,  Inc.,
                                    Oppenheimer    Real    Asset    Management
                                    Corporation,     Shareholder     Financial
                                    Services,     Inc.     and     Oppenheimer
                                    Partnership   Holdings,   Inc.,   of   OFI
                                    Private  Investments,  Inc.  (since  March
                                    2000)     and     of      OppenheimerFunds
                                    International    Ltd.   and    Oppenheimer
                                    Millennium  Funds plc  (since  May  2000);
                                    Treasurer  and  Chief  Financial   Officer
                                    (since May 2000) of PIMCO  Trust  Company;
                                    Assistant  Treasurer (since March 1999) of
                                    Oppenheimer  Acquisition Corp.; an officer
                                    of  other  Oppenheimer   funds;   formerly
                                    Principal  and  Chief  Operating  Officer,
                                    Bankers   Trust   Company  -  Mutual  Fund
                                    Services  Division  (March  1995  -  March
                                    1999).

Arthur J. Zimmer,
Vice President                      Senior Vice  President  (since April 1999)
                                    of    HarbourView     Asset     Management
                                    Corporation;  an officer and/or  portfolio
                                    manager of certain Oppenheimer funds.

The  Oppenheimer  Funds  include the New  York-based  Oppenheimer  Funds,  the
Denver-based  Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as
set forth below:

            New York-based Oppenheimer Funds
            --------------------------------

            Oppenheimer California Municipal Fund
            Oppenheimer Capital Appreciation Fund
            Oppenheimer Capital Preservation Fund

                           Oppenheimer Developing Markets Fund
            Oppenheimer Discovery Fund
            Oppenheimer Emerging Growth Fund
            Oppenheimer Emerging Technologies Fund
            Oppenheimer Enterprise Fund
            Oppenheimer Europe Fund
            Oppenheimer Global Fund
            Oppenheimer Global Growth & Income Fund
            Oppenheimer Gold & Special Minerals Fund
            Oppenheimer Growth Fund
            Oppenheimer International Growth Fund
            Oppenheimer International Small Company Fund
            Oppenheimer Large Cap Growth Fund
            Oppenheimer Mid Cap Value Fund
            Oppenheimer Money Market Fund, Inc.
            Oppenheimer Multi-Sector Income Trust
            Oppenheimer Multi-State Municipal Trust
            Oppenheimer Multiple Strategies Fund
            Oppenheimer Municipal Bond Fund
            Oppenheimer New York Municipal Fund
            Oppenheimer Series Fund, Inc.

            Oppenheimer Trinity Core Fund
            Oppenheimer Trinity Growth Fund
            Oppenheimer Trinity Value Fund
            Oppenheimer U.S. Government Trust

            Quest/Rochester Funds
            ---------------------

            Limited Term New York Municipal Fund
            Oppenheimer Convertible Securities Fund
            Oppenheimer MidCap Fund
            Oppenheimer Quest Capital Value Fund, Inc.
            Oppenheimer Quest For Value Funds
            Oppenheimer Quest Global Value Fund, Inc.
            Oppenheimer Quest Value Fund, Inc.
            Rochester Fund Municipals

            Denver-based Oppenheimer Funds
            ------------------------------

            Centennial America Fund, L.P.
            Centennial California Tax Exempt Trust

                               Centennial Government Trust
            Centennial Money Market Trust
            Centennial New York Tax Exempt Trust
            Centennial Tax Exempt Trust
            Oppenheimer Cash Reserves
            Oppenheimer Champion Income Fund
            Oppenheimer Capital Income Fund
            Oppenheimer High Yield Fund
            Oppenheimer Integrity Funds
            Oppenheimer International Bond Fund
            Oppenheimer Limited-Term Government Fund
            Oppenheimer Main Street Opportunity Fund
            Oppenheimer Main Street Small Cap Fund
            Oppenheimer Main Street Funds, Inc.
            Oppenheimer Municipal Fund
            Oppenheimer Real Asset Fund
            Oppenheimer Select Managers
            Oppenheimer Senior Floating Rate Fund
            Oppenheimer Strategic Income Fund
            Oppenheimer Total Return Fund, Inc.
            Oppenheimer Variable Account Funds
            Panorama Series Fund, Inc.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management Corp.,  Oppenheimer  Partnership Holdings,  Inc.,
Oppenheimer  Acquisition Corp. and OFI Private Investments,  Inc. is Two World
Trade Center, New York, New York 10048-0203.

The address of the New  York-based  Oppenheimer  Funds,  the Quest Funds,  the
Rochester-based  funds,  the  Denver-based   Oppenheimer  Funds,   Shareholder
Financial  Services,  Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds
Services,  Centennial Asset Management Corporation,  Centennial Capital Corp.,
and  Oppenheimer  Real  Asset  Management,  Inc.  is 6803  South  Tucson  Way,
Englewood, Colorado 80112.

Item 27.  Principal Underwriter
-------   ---------------------

(a)   Centennial   Asset   Management   Corporation  is  the   Distributor  of
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other
registered   open-end   investment   companies  for  which   Centennial  Asset
Management  Corporation is the investment  adviser, as described in Part A and
B of this Registration Statement and listed in Item 26(b) above.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

Name & Principal             Positions & Offices         Positions and Offices
Business Address             with Underwriter            with Registrant
----------------             ----------------            ---------------

Robert Agan(1)               Vice President              None

Andrew J. Donohue(1)         President and Director      Vice President and
                                                         Secretary

Katherine P. Feld(1)         Secretary and Director      None

Ray Olson                    Treasurer                   None

Brian W. Wixted              Assistant Treasurer         Treasurer

Arthur Zimmer(2)             Vice President              None

(1)Two World Trade Center, New York, NY 10048-0203
(2)6803 South Tucson Way, Englewood, CO 80112

(c)   Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the County of Arapahoe and State of Colorado on
the 24th day of August, 2001.

                              CENTENNIAL MONEY MARKET TRUST

                              By:  /s/ James C. Swain*
                              -----------------------------------
                              James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                    Title                         Date
----------                    -----                         ----

/s/ James C. Swain*           Chairman of the Board,

----------------------------------                          Chief Executive
Officer                       August 24, 2001
James C. Swain                and Trustee

/s/ Brian W. Wixted*          Treasurer and Principal       August 24, 2001
----------------------------------                          Financial and
Brian W. Wixted               Accounting Officer

/s/ William L. Armstrong *    Trustee                       August 24, 2001
----------------------------------
William L. Armstrong

/s/ Robert G. Avis*           Trustee                       August 24, 2001

----------------------------------
Robert G. Avis

/s/ George Bowen*             Trustee                       August 24, 2001

----------------------------------
George Bowen

s/ Edward L. Cameron *        Trustee                       August 24, 2001
----------------------------------
Edward L. Cameron

/s/ Jon S. Fossel*            Trustee                       August 24, 2001

----------------------------------
Jon S. Fossel

/s/Richard F. Grabish*        Trustee                       August 24, 2001
----------------------------------
Richard F. Grabish

/s/ Sam Freedman*             Trustee                       August 24, 2001

----------------------------------
Sam Freedman

/s/ C. Howard Kast*           Trustee                       August 24, 2001

----------------------------------
C. Howard Kast

/s/ Robert M. Kirchner*       Trustee                       August 24, 2001

----------------------------------
Robert M. Kirchner

/s/ F. William Marshall       Trustee                       August 24, 2001
----------------------------------
F. William Marshall

*By: /s/ Robert G. Zack
-----------------------------------------
                       Robert G. Zack, Attorney-in-Fact

                        CENTENNIAL MONEY MARKET TRUST

                      Registration Statement No. 2-65245

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

23(o)             Powers of Attorney

--------

1 Messrs.  Bowen,  Cameron and Marshall.  are not Directors of Panorama Series
Fund, Inc.  Messrs.  Armstrong,  Bowen,  Cameron,  Fossel and Marshall are not
Managing General Partners of Centennial America Fund, L.P. Messrs. Cameron
and Marshall are not Trustees of Oppenheimer Municipal Fund. Mr. Grabish is
only a Trustee of Centennial Money Market Trust, Centennial Tax Exempt Trust,
Centennial Government Trust, Centennial New York Tax Exempt Trust and
Centennial California Tax Exempt Trust.

2. In  accordance  with Rule 12b-1 of the  Investment  Company  Act,  the term
"Independent  Trustees" in this Statement of Additional  Information refers to those  Trustees  who are not  "interested  persons" of the Fund (or its parent corporation) and who do not have any direct or indirect  financial interest in the operation of any agreement under the plan.